Consolidated Statements of Financial Condition - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015
ASSETS
Cash and cash equivalents	$ 450,368	$ 284,049
Available-for-sale securities, at fair value	1,922,894	2,380,563
Held-to-maturity securities, at amortized cost	1,417,599	1,643,216
Loans receivable, net of allowance for loan losses of $113,494 and $106,829	9,910,920	9,170,634
Interest receivable	37,669	40,429
Premises and equipment, net	281,951	276,247
Real estate owned	29,027	61,098
FHLB & FRB stock	117,205	107,198
Bank owned life insurance	208,123	102,496
Intangible assets, including goodwill of $291,503	296,989	299,358
Federal and state income tax assets, net	16,047	14,513
Other assets	199,271	188,523
Total assets	14,888,063	14,568,324
Customer accounts
Transaction deposit accounts	6,005,592	5,820,878
Time deposit accounts	4,595,260	4,810,825
Customer accounts	10,600,852	10,631,703
FHLB advances	2,080,000	1,830,000
Advance payments by borrowers for taxes and insurance	42,898	50,224
Accrued expenses and other liabilities	188,582	100,718
Total liabilities	12,912,332	12,612,645
Stockholders’ equity
Common stock, $1.00 par value, 300,000,000 shares authorized; 134,307,818 and 133,695,803 shares issued; 89,680,847 and 92,936,395 shares outstanding	134,308	133,696
Paid-in capital	1,648,388	1,643,712
Accumulated other comprehensive income (loss), net of taxes	(11,156)	353
Treasury stock, at cost; 44,626,971 and 40,759,408 shares	(739,686)	(651,836)
Retained earnings	943,877	829,754
Total stockholders’ equity	1,975,731	1,955,679
Total liabilities and stockholders’ equity	$ 14,888,063	$ 14,568,324